Offerings - Offering: 1	Feb. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").The total fee offsets are calculated in accordance with Rule 456(b) of the Securities Act. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's registration statement on Form S-3ASR filed with the Securities and Exchange Commission on October 31, 2024 (File No. 333-282912). Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $27,389.08 of the registration fee previously paid in connection with the 2024 ATM Prospectus (as defined below) to offset the registration fees that are payable in connection with the registration of securities on this registration statement.